Deconsolidation (Details)						3 Months Ended	5 Months Ended		12 Months Ended
	Jul. 01, 2022	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Nov. 01, 2022	May 25, 2022 HKD ($)
Deconsolidation (Details) [Line Items]
Noncontrolling interest percentage				49.00%	49.00%
Related party receivable						¥ 326,268			¥ 1,180		¥ 326,268		$ 169
Issued share capital, amount			$ 391,186					$ 391,186							$ 3,050,000
Cost method investments		¥ 1,460,484	209,701
Recognized gain loss amount		¥ 387,632	$ 55,657
Income							¥ 1,826,318	$ 262,229	387,632	$ 55,657	¥ (901,526)
Gain Loss Recognized On Assets Transferred									¥ 8,887,165,000,000				$ 1,276,049,000,000
Acquisition description									on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.	on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.
ICinit [Member]
Deconsolidation (Details) [Line Items]
Equity interest			19.00%					19.00%	34.10%				34.10%		19.00%
Shenzhen Kuxuanyou [Member]
Deconsolidation (Details) [Line Items]
Equity interest														100.00%
Pengcheng Keyi [Member]
Deconsolidation (Details) [Line Items]
Acquisition description	On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively. The disposal resulted in a gain from disposal of RMB 65,587 (USD 9,417).
ICinit [Member]
Deconsolidation (Details) [Line Items]
Issued share capital percentage		30.00%	30.00%	2.00%	2.00%
Consideration amount				¥ 41,000,000,000	$ 50,000
Retained interest amounted									¥ 410,337
Related party receivable									¥ 27,589,530
Income						¥ 721,439